Basis of preparation and new accounting standards, interpretations and amendments (Details) £ in Millions, $ in Millions							6 Months Ended
	Oct. 07, 2022 USD ($)	Sep. 28, 2022	May 25, 2022 GBP (£)	May 25, 2022 USD ($)	Mar. 27, 2022	Mar. 17, 2021	Sep. 30, 2022 GBP (£)
Disclosure of subsidiaries [line items]
Decrease in environmental provision if discount rate change by 1%							£ 190
Undrawn borrowing facilities							6,500
Millennium Pipeline Company LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed		26.25%
Millennium Pipeline Company LLC | Disposal of major interest in Associate
Disclosure of subsidiaries [line items]
Consideration received | $	$ 552
Fixed interest rate bonds
Disclosure of subsidiaries [line items]
Notional amount							£ 4,200
UK Gas Transmission
Disclosure of subsidiaries [line items]
Portion of consideration received consisting of shareholding in acquirer					40.00%		40.00%
Proportion of ownership interest disposed					100.00%
The Narragansett Electric Company
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed						100.00%
Consideration received			£ 3,100	$ 3,900
The Narragansett Electric Company | Disposed of by sale
Disclosure of subsidiaries [line items]
Consideration received			3,081
Post-tax gains on disposals			£ 280
Forecast | UK Gas Transmission
Disclosure of subsidiaries [line items]
Portion of consideration received consisting of shareholding in acquirer					40.00%
Environment provision
Disclosure of subsidiaries [line items]
Real discount rate (in percent)							0.50%